Financial Risk and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Categories of Financial Instruments
(1)	Categories of financial instruments

	As of December 31,
Financial Assets	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial assets at fair value through profit or loss	$12,084,297	$14,021,473
Financial assets at fair value through other comprehensive income	11,585,477	14,723,232
Financial assets measured at amortized cost
Cash and cash equivalents (excludes cash on hand)	83,655,648	95,486,403
Receivables	24,583,451	26, 459 , 392
Refundable deposits	2,757,399	2,600,733
Other financial assets	2,320,037	2,353,066

Total	$136,986,309	$155, 644 , 299

	As of December 31,
Financial Liabilities	2018	2019
	NT$	NT$
	(In Thousands)	(In Thousands)
Financial liabilities measured at amortized cost
Short-term loans	$13,103,808	$12,015,206
Payables	23,559,548	27, 433 , 065
Guarantee deposits (current portion included)	665,793	296,694
Bonds payable (current portion included)	41,378,182	38,781,416
Long-term loans (current portion included)	30,826,215	33,902,074
Lease liabilities (Note)	—	6,031,025
Other financial liabilities	20,523,099	20,093,441

Total	$130,056,645	$138, 552 , 921

Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments and Contractual Maturity
The table below summarizes the maturity profile of the Company’s financial liabilities based on the contractual undiscounted payments and contractual maturity:

	As of December 31, 2018
	Less than 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Non-derivative financial liabilities
Short-term loans	$13,171,811	$—	$—	$—	$13,171,811
Payables	23,088,071	199,788	—	—	23,287,859
Guarantee deposits	52,890	154,787	15,385	442,731	665,793
Bonds payable	3,000,855	23,187,913	8,484,393	8,563,021	43,236,182
Long-term loans	4,036,260	10,997,829	17,209,849	4,765,719	37,009,657
Other financial liabilities	112,744	—	17,477,984	4,369,730	21,960,458

Total	$43,462,631	$34,540,317	$43,187,611	$18,141,201	$139,331,760

	As of December 31, 2019
	Less than 1 year	2 to 3 years	4 to 5 years	> 5 years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Non-derivative financial liabilities
Short-term loans	$12,211,621	$—	$—	$—	$12,211,621
Payables	26,9 9 8 , 3 25	198,862	—	—	27, 197 , 18 7
Guarantee deposits	100,584	97,108	—	99,002	296,694
Bonds payable	20,659,607	10,590,265	8,689,971	—	39,939,843
Long-term loans	6,104,795	19,631,931	13,097,986	12,000	38,846,712
Lease liabilities	740,939	1,413,978	1,180,955	3,792,192	7,128,064
Other financial liabilities	—	12,668,287	8,445,826	—	21,114,113

Total	$66, 815 , 871	$44,600,431	$31,414,738	$3,903,194	$146, 734 , 234

Details of Forward Exchange Contracts
The details of forward exchange contracts entered into by UMC are summarized as follows:

As of December
 31, 2018

Type	Notional Amount	Contract Period
Forward exchange contracts	Sell USD 28 million	December 10, 2018~ January 7, 2019

Reconciliations for Fair Value Measurement in Level 3 Fair Value Hierarchy
Reconciliations for fair value measurement in Level 3 fair value hierarchy were as follows:

	Financial assets at fair value through profit or loss					Financial assets at fair value through other comprehensive income
	Common stock	Preferred stock	Funds	Option	Total	Common stock	Preferred stock	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2018	$3,832,537	$2,994,294	$1,183,940	$31,605	$8,042,376	$3,350,694	$233,326	$3,584,020
Recognized in profit (loss)	(3,356)	(394,931)	69,827	(31,605)	(360,065)	—	—	—
Recognized in other comprehensive loss	—	—	—	—	—	(115,520)	(49,300)	(164,820)
Acquisition	140,338	630,626	577,347	—	1,348,311	—	—	—
Disposal	(468,337)	(310,025)	—	—	(778,362)	—	—	—
Return of capital	(22,954)	—	—	—	(22,954)	—	—	—
Transfer to Level 3	22,050	—	—	—	22,050	—	—	—
Transfer out of Level 3	(442,138)	—	—	—	(442,138)	—	—	—
Exchange effect	19,551	51,564	18,674	—	89,789	—	—	—

As of December 31, 2018	$3,077,691	$2,971,528	$1,849,788	$—	$7,899,007	$3,235,174	$184,026	$3,419,200

	Financial assets at fair value through profit or loss					Financial assets at fair value through other comprehensive income
	Common stock	Preferred stock	Funds	Convertible bonds	Total	Common stock	Preferred stock	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2019	$3,077,691	$2,971,528	$1,849,788	$—	$7,899,007	$3,235,174	$184,026	$3,419,200
Recognized in profit (loss)	(272,299)	273,047	(14,024)	6,145	(7,131)	—	—	—
Recognized in other comprehensive income (loss)	—	—	—	—	—	199,244	(8,532)	190,712
Acquisition	159,476	396,890	204,082	51,956	812,404	—	—	—
Disposal	(1,475)	(328,371)	—	—	(329,846)	(2,303,988)	—	(2,303,988)
Return of capital	(14,954)	—	—	—	(14,954)	—	—	—
Transfer to Level 3	—	—	—	49,706	49,706	—	—	—
Transfer out of Level 3	(53,300)	—	—	—	(53,300)	—	—	—
Exchange effect	(14,451)	(33,800)	(28,821)	(3,099)	(80,171)	—	—	—

As of December 31, 2019	$2,880,688	$3,279,294	$2,011,025	$104,708	$8,275,715	$1,130,430	$175,494	$1,305,924

Summary of Significant Unobservable Inputs of Fair Value Measurement in Level 3 Fair Value Hierarchy
Significant unobservable inputs of fair value measurement in Level 3 fair value hierarchy were as follow:

As of December 31, 2018
Category of equity securities	Valuation technique	Significant unobservable inputs	Quantitative information	Interrelationship between inputs and fair value	Sensitivity analysis of interrelationship between inputs and fair value
Unlisted stock	Market Approach	Discount for lack of marketability	15%~50%	The greater degree of lack of marketability, the lower the estimated fair value is determined.
A change of 5% in the discount for lack of marketability of the aforementioned fair values of unlisted stocks could decrease/increase the Company’s profit (loss) and other comprehensive income (loss) for the year ended December 31, 2018 by NT$309 million and by NT$241 million, respectively.

As of December 31, 2019
Category of equity securities	Valuation technique	Significant unobservable inputs	Quantitative information	Interrelationship between inputs and fair value	Sensitivity analysis of interrelationship between inputs and fair value
Unlisted stock	Market Approach	Discount for lack of marketability	0%~50%	The greater degree of lack of marketability, the lower the estimated fair value is determined.
A change of 5% in the discount for lack of marketability of the aforementioned fair values of unlisted stocks could decrease/increase the Company’s profit (loss) for the year ended December 31, 2019 by NT$267 million and NT$191 million, respectively, and decrease/increase the Company’s other comprehensive income (loss) for the year ended December 31, 2019 by NT$87 million.

Recurring fair value measurement [member]
Statement [Line Items]
Assets and Liabilities Measured and Recorded at Fair Value
a.	Assets and liabilities measured and recorded at fair value on a recurring basis:

	As of December 31, 2018
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Financial assets:
Financial assets at fair value through profit or loss, current	$493,481	$34,969	$—	$528,450
Financial assets at fair value through profit or loss, noncurrent	3,612,243	44,597	7,899,007	11,555,847
Financial assets at fair value through other comprehensive income, noncurrent	8,166,277	—	3,419,200	11,585,477

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Financial assets:
Financial assets at fair value through profit or loss, current	$668,476	$—	$54,318	$722,794
Financial assets at fair value through profit or loss, noncurrent	4,737,027	340,255	8,221,397	13,298,679
Financial assets at fair value through other comprehensive income, noncurrent	13,417,308	—	1,305,924	14,723,232

Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Statement [Line Items]
Assets and Liabilities Measured and Recorded at Fair Value
The fair values of the Company’s short-term financial instruments including cash and cash equivalents, receivables, refundable deposits, other financial assets-current, short-term loans, payables and guarantee deposits approximate their carrying amount due to their maturities within one year.

As of December 31, 2018

		Fair value measurements during reporting period using
Items	Fair value	Level 1	Level 2	Level 3	Carrying amount
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Bonds payables (current portion included)	$41,714,368	$23,929,019	$17,785,349	$—	$41,378,182
Long-term loans (current portion included)	30,826,215	—	30,826,215	—	30,826,215
As of December 31, 2019

		Fair value measurements during reporting period using
Items	Fair value	Level 1	Level 2	Level 3	Carrying amount
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Bonds payables (current portion included)	$39,571,920	$21,347,047	$18,224,873	$—	$38,781,416
Long-term loans (current portion included)	33,902,074	—	33,902,074	—	33,902,074